Debt (Senior Notes Narrative) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Interest Paid	$ 3,779,000	$ 2,978,000	$ 56,558,000	$ 38,591,000	$ 76,085,000	$ 75,121,000	$ 68,334,000
Fixed Rate Six Point Seven Five Due Two Thousand twenty Two [Domain]
Senior note, issuance date					Nov. 04, 2013
Debt instrument, face amount					$ 325,000,000
Debt instrument, fixed interest rate					6.75%
Proceeds from issuance of unsecured debt					$ 319,300,000
Debt Instrument, Maturity Date					Nov. 01, 2022
Debt issued premium, percent of par					104.00%
Fixed Rate Six Point Five Zero Due Two Thousand Twenty One [Member]
Senior note, issuance date					Nov. 06, 2010
Debt instrument, face amount					$ 500,000,000.0
Debt instrument, fixed interest rate					6.50%
Debt Instrument, Frequency of Periodic Payment					semi-annually
Debt Instrument, Maturity Date					May 01, 2021
Debt instrument prepayment penalty prior to date					2019
Fixed Rate Nine Point One Two Five Percentage Due Two Thousand Seventeen [Member]
Senior note, issuance date					Jun. 06, 2014
Debt instrument, face amount					$ 150,000,000
Debt instrument, fixed interest rate					9.125%
Debt Instrument, Maturity Date					Oct. 01, 2017
Write-offs of unamortized discount on debt					$ 6,000,000
Debt Instrument, Repurchased Face Amount					300,000,000
Payments of Debt Extinguishment Costs					14,700,000
Interest Paid					$ 3,300,000